Commitments and Contingencies (Details Narrative) - JPY (¥)						12 Months Ended
	Feb. 03, 2026	Dec. 17, 2025	Sep. 26, 2025	Dec. 13, 2024	May 14, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Loss Contingencies [Line Items]
Commitments under purchase or guarantee arrangements						¥ 0	¥ 0
Legal matters						0	0
Research and development costs							¥ 86,158,000	¥ 103,440,000
Loss contingency, damages paid, value		¥ 20,394,000
Litigation loss						924,000
Interest expense						8,399,000
Loss contingency accrual						5,284,000
Litigation settlement expense	¥ 1,131,000		¥ 1,197,000
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of accruing interest rate		3.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of accruing interest rate		14.60%
ZESTO Consulting LLC [Member]
Loss Contingencies [Line Items]
Unpaid system development fees					¥ 21,770,000
Research and development costs									¥ 22,470,000
Unpaid service fees				¥ 19,470,000
Percentage of accruing interest rate				3.00%
Payment of earmarked funds						¥ 19,470,000